Non-controlling interest ("NCI") (Tables)	12 Months Ended
Dec. 31, 2025
Non Controlling Interest [Abstract]
Disclosure of detailed information about non-controlling interest [Table Text Block]
	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of year	4,313	‐
NCI assumed in Acquisition (note 6)	‐	1,890
Net (loss) earnings attributable to NCI	(1,511)	2,423
Balance, end of year	2,802	4,313